Risk management - Additional information (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2028	Jun. 30, 2027	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Unweighted ECL for all collective provisioned clients in upside scenario			€ 2,914.0
Unweighted ECL for all collective provisioned clients in baseline scenario			3,213.0
Unweighted ECL for all collective provisioned clients in down scenario			3,975.0
Economic sector / portfolio based adjustments			102.0	€ 27.0
Mortgage portfolio adjustments			70.0	121.0
Climate transition risk			41.0	47.0
Total ECL collective assessment			€ 1,521.0	1,501.0
Qualitative indicator, days arrears, backstop			30 days
Upside scenario
Disclosure of credit risk exposure [line items]
Total ECL collective assessment for performing assets			€ 1,163.0
Change in average threshold ratio			(0.40%)
Downside scenario
Disclosure of credit risk exposure [line items]
Total ECL collective assessment for performing assets			€ 2,160.0
Change in average threshold ratio			1.40%
Australia
Disclosure of credit risk exposure [line items]
Mortgage portfolio adjustments			€ 28.0
Middle East
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments			74.0
Wholesale Banking
Disclosure of credit risk exposure [line items]
Climate transition risk			21.0
Wholesale Banking | Middle East
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments			54.0
Retail banking
Disclosure of credit risk exposure [line items]
Climate transition risk			20.0
Retail banking | Middle East
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments			€ 20.0
Wholesale Banking and Retail Banking
Disclosure of credit risk exposure [line items]
Performing exposure, percentage			0.13
Increase in performing exposure, percentage			0.24
Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate			0.80%
Poland
Disclosure of credit risk exposure [line items]
Economic growth rate			3.40%
Turkey
Disclosure of credit risk exposure [line items]
Economic growth rate			3.00%
Forecast
Disclosure of credit risk exposure [line items]
Global output percent	2.50%	2.40%	2.40%
Forecast | UNITED STATES
Disclosure of credit risk exposure [line items]
Economic growth rate	2.10%	2.00%	2.10%
Forecast | Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate	1.30%	1.20%
Forecast | Poland
Disclosure of credit risk exposure [line items]
Economic growth rate	3.00%	3.20%
Forecast | Turkey
Disclosure of credit risk exposure [line items]
Economic growth rate	3.60%	3.70%
Gross carrying amount | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			€ (1,209,939.0)	(1,135,409.0)
Gross carrying amount | Loans
Disclosure of credit risk exposure [line items]
Changes in models
Expected credit losses			€ (1,209,939.0)	(1,135,409.0)		€ (1,048,574.0)
Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Percentage of financial assets			91.70%		92.00%
Gross carrying amount | Stage 1 | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			€ (1,109,717.0)	(1,044,332.0)
Gross carrying amount | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Changes in models
Expected credit losses			€ (1,109,717.0)	€ (1,044,332.0)		(954,943.0)
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Percentage of financial assets			7.10%	6.80%
Changes in models			€ 8,500.0
Gross carrying amount | Stage 2 | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			(86,015.0)	€ (77,487.0)
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Changes in models
Expected credit losses			(86,015.0)	(77,487.0)		(79,888.0)
Gross carrying amount | Stage 2 | Not credit-impaired | Loans | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Increase (decrease) through net transfers, financial assets			19,500.0
Increase (decrease) through net level three transfers, financial assets			1,500.0
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Expected credit losses			€ (86,000.0)	€ (77,500.0)
Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Percentage of financial assets			1.20%	1.20%
Gross carrying amount | Stage 3 | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			€ (14,207.0)	€ (13,590.0)
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Changes in models
Expected credit losses			(14,207.0)	(13,590.0)		(13,742.0)
Gross carrying amount | Stage 3 | Credit impaired | Loans
Disclosure of credit risk exposure [line items]
Decrease through derecognition and repayments financial assets			(1,100.0)
Increase through write-offs and disposals, financial assets			700.0
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			600.0
Expected credit losses			(13,600.0)	(14,200.0)
Gross carrying amount | Stage 3 | Loans | Credit impaired | Of which: non-performing
Disclosure of credit risk exposure [line items]
Changes in models			2,500.0
Provisions
Disclosure of credit risk exposure [line items]
Expected credit losses			6,214.0
Provisions | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			6,214.0	6,101.0
Provisions | Loans
Disclosure of credit risk exposure [line items]
Changes in models			7.0	(3.0)
Expected credit losses			6,214.0	6,101.0		6,049.0
Provisions | Stage 1 | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			462.0	446.0
Provisions | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			14.0	33.0
Expected credit losses			462.0	446.0		409.0
Provisions | Stage 2 | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			1,184.0	1,179.0
Provisions | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			3.0	(71.0)
Expected credit losses			1,184.0	1,179.0		1,130.0
Increase (decrease) due to sales and repayments, financial assets			9,500.0
Increase (decrease) through net level two transfers, financial assets			(5.3)
Provisions | Stage 3 | IFRS 9
Disclosure of credit risk exposure [line items]
Expected credit losses			4,568.0	4,476.0
Provisions | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			(10.0)	35.0
Expected credit losses			4,568.0	€ 4,476.0		€ 4,509.0
Financial assets, increase (decrease) in provisions			€ (92.0)